EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Equity transactions - Subsidiary transactions (Details) - COP ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Equity transactions			$ (76,823)	$ (15,091)
Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Equity transactions			(13,511)	(13,359)
Equity attributable to owners of parent [member]
Disclosure of subsidiaries [line items]
Equity transactions			$ (63,312)	$ (1,732)
Corficolombiana
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interests, per share		$ 1,135
Equity transactions		$ (21,823)
Corficolombiana | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Equity transactions		(8,845)
Corficolombiana | Equity attributable to owners of parent [member]
Disclosure of subsidiaries [line items]
Equity transactions		$ (12,978)
Compania Hotelera Cartagena de Indias S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (as a percent)	39.52%
Non-controlling interests, ownership interests, shares acquired (in shares)	14,594,928
Equity transactions	$ (55,000)
Compania Hotelera Cartagena de Indias S.A. | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Equity transactions	(4,904)
Compania Hotelera Cartagena de Indias S.A. | Equity attributable to owners of parent [member]
Disclosure of subsidiaries [line items]
Equity transactions	$ (50,096)